Property and equipment - Summary of Property and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 372
Ending balance	348	€ 372
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	505	402
Additions	19	81
Disposals	(1)	(2)
Exchange differences	17	24
Ending balance	540	505
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(133)	(89)
Depreciation charge	(59)	(41)
Disposals	1	1
Exchange differences	(1)	(4)
Ending balance	(192)	(133)
Property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37
Ending balance	32	37
Property and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83	56
Additions	8	26
Disposals	(1)	(1)
Exchange differences	2	2
Ending balance	92	83
Property and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(46)	(36)
Depreciation charge	(15)	(9)
Disposals	1	0
Exchange differences	0	(1)
Ending balance	(60)	(46)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	335
Ending balance	316	335
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	422	346
Additions	11	55
Disposals	0	(1)
Exchange differences	15	22
Ending balance	448	422
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(87)	(53)
Depreciation charge	(44)	(32)
Disposals	0	1
Exchange differences	(1)	(3)
Ending balance	€ (132)	€ (87)